Segment information - Business Groups (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Summary of Operating Results by Reportable Segments

Second Quarter	Beauty & Wellbeing	Personal Care	Home Care	Foods	Ice Cream	Total
Turnover (€ million)
2024	3,343	3,531	3,113	3,289	2,815	16,091
2025	3,219	3,296	2,865	3,187	2,792	15,359
Change (%)	(3.7)	(6.6)	(8.0)	(3.1)	(0.8)	(4.6)

First Half	Beauty & Wellbeing	Personal Care	Home Care	Foods	Ice Cream	Total
Turnover (€ million)
2024	6,539	6,953	6,328	6,687	4,610	31,117
2025	6,489	6,545	5,904	6,568	4,621	30,127
Change (%)	(0.8)	(5.9)	(6.7)	(1.8)	0.2	(3.2)

Operating profit (€ million)
2024	1,269	1,696	963	1,423	597	5,948
2025	1,063	1,349	839	1,511	553	5,315
Underlying operating profit (€ million)
2024	1,305	1,601	1,031	1,491	672	6,100
2025	1,256	1,444	915	1,533	658	5,806